Finance debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings	$ 23,162	$ 28,801
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,182
Not later than one year [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,566	$ 4,322
Not later than one year [member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Borrowings	325
Not later than one year [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	21
Not later than one year [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 38
Not later than one year [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Not later than one year [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.00%	5.80%
Not later than one year [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.60%
Not later than one year [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.50%
Not later than one year [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,958
Not later than one year [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	170
Not later than one year [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	21
Not later than one year [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	38
Not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	224
Not later than one year [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	155
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,464
Later than one year and not later than two years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,864	$ 3,066
Later than one year and not later than two years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 400
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Later than one year and not later than two years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.40%	5.80%
Later than one year and not later than two years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.60%
Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,123
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	112
Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	341
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	288
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,146
Average interest rate	5.90%
Later than two years and not later than three years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,264	$ 2,551
Later than two years and not later than three years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 118
Later than two years and not later than three years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.10%	6.30%
Later than two years and not later than three years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.70%
Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,468
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	30
Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	678
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	88
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,544
Later than three years and not later than four years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,791	$ 2,547
Later than three years and not later than four years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	119
Later than three years and not later than four years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	$ 128
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.50%
Later than three years and not later than four years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.90%	6.10%
Later than three years and not later than four years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.60%
Later than three years and not later than four years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 523
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	30
Later than three years and not later than four years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	128
Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,021
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	89
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	602
Later than four years and not later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,780	$ 1,816
Later than four years and not later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	788
Later than four years and not later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	23
Later than four years and not later than five years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 367
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than four years and not later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.30%	5.90%
Later than four years and not later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.10%
Later than four years and not later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than four years and not later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 144
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	30
Later than four years and not later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	23
Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	458
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	758
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,495
Later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	12,897	$ 14,499
Later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	3,515
Later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	371
Later than five years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 516
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%	6.50%
Later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	8.00%
Later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 284
Later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	3,029
Later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	371
Later than five years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	516
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,211
Later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	486
Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	16,433
Total [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	23,162	$ 28,801
Total [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	5,265
Total [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	543
Total [Member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 921
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Total [Member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.80%	6.40%
Total [Member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.60%
Total [Member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Total [Member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Total [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 5,500
Total [Member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	3,401
Total [Member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	543
Total [Member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	921
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	10,933
Total [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	1,864
At fair value [member]
IfrsStatementLineItems [Line Items]
Borrowings	15,947
At fair value [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	22,213	$ 29,329
At fair value [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	4,835
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	543
At fair value [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 888